Employee Benefits (Summary of Expenses for Bank's Defined Contribution Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 199	$ 172	$ 686	$ 592
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	81	62	239	188
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 118	$ 110	$ 447	$ 404